RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

16.	RELATED PARTY TRANSACTIONS

Compensation to key management personnel were as follows:

	2025	2024	2023

Salaries	$3,666,430	$2,435,726	$2,245,853
Share-based payments (1)	3,640,115	3,021,067	2,411,669
Total	$7,306,545	$5,456,793	$4,657,522

(1)	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

16.	RELATED PARTY TRANSACTIONS (Continued)

All transactions with related parties have occurred in the normal course of operations and are measured at the exchange amounts, which are the amounts of consideration established and agreed to by the related parties.